Long-term debt	12 Months Ended
Dec. 31, 2019
Long-term debt [Abstract]
Long-term debt
Note 21 – Long-term debt

Long-term debt is comprised of the following:

As of December 31, 2019 (In $ millions)	Carrying value	Fair value	Principal	Back end fee	1-5 years
Hayfin Loan Facility	192.3	195.0	195.0	-	195.0
Syndicated Senior Secured Credit Facilities	264.2	270.0	270.0	-	270.0
New Bridge Revolving Credit Facility	25.0	25.0	25.0	-	25.0
Convertible bonds	346.4	260.5	350.0	-	350.0
PPL Newbuild Financing	790.0	782.6	753.3	29.3	782.6
Keppel Newbuild Financing	91.9	90.9	86.4	4.5	90.9
Total	1,709.8	1,624.0	1,679.7	33.8	1,713.5

As of December 31, 2018 (In $ millions)	Carrying value	Fair value	Principal	Back end fee	Maturities 1-5 years
$200 million senior secured revolving loan facility	130.0	130.0	130.0	—	130.0
Convertible bonds	346.5	287.9	350.0	—	350.0
Delivery financing from PPL	698.1	695.7	669.6	26.1	695.7
Total	1,174.6	1,113.6	1,149.6	26.1	1,175.7

Our Revolving and Term Loan Credit Facilities

Refinancing

During the first half of 2019, we refinanced our historical revolving credit facilities, including our DNB RCF, Guarantee Facility, DC RCF and Bridge RCF. Following the signing of our Hayfin Facility, Syndicated Facility and New Bridge Facility agreements on June 25, 2019, which collectively provided $645 million in financing, we paid the outstanding balance due under our DNB RCF, Guarantee Facility, DC RCF and Bridge RCF, respectively, which were subsequently cancelled.

Hayfin Loan Facility

On June 25, 2019, we entered into a $195 million senior secured term loan facility agreement with funds managed by Hayfin Capital Management LLP, as lenders, among others. Our wholly-owned subsidiary, Borr Midgard Assets Ltd., is the borrower under the Hayfin Facility, which is guaranteed by Borr Drilling Limited and secured by mortgages over three of our jack-up rigs, pledges over shares of and related guarantees from certain of our rig-owning subsidiaries who provide this security as owners of the mortgaged rigs and general assignments of rig insurances, certain rig earnings, charters, intragroup loans and management agreements from our related rig-owning subsidiaries. Our Hayfin Facility matures in June 2022 and bears interest at a rate of LIBOR plus a specified margin. The Hayfin Facility agreement includes a make-whole obligation if repaid during the first twelve months and, thereafter, a fee for early prepayment and final repayment. As of December 31, 2019, our Hayfin Facility was fully drawn.

Our Hayfin Facility agreement contains various financial covenants, including requirements that we maintain minimum liquidity equal to three months interest on the facility when the jack-up rigs providing security are not actively operating under an approved drilling contract (as defined in the Hayfin Facility agreement). Our Hayfin Facility agreement also contains a loan to value clause requiring that the fair market value of our rigs shall at all times cover at least 175% of the aggregate outstanding facility amount. The facility also contains various covenants which restrict distributions of cash from Borr Midgard Holding Ltd., Borr Midgard Assets Ltd. and our related rig-owning subsidiaries to us or our other subsidiaries and the management fees payable to Borr Midgard Assets Ltd.’s directly-owned subsidiaries. Our Hayfin Facility agreement also contains customary events of default which include any change of control, non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the Hayfin Facility agreement or security documents or jeopardize the security provided thereunder. If there is an event of default, the lenders under our Hayfin Facility may have the right to declare a default or may seek to negotiate changes to the covenants and/or require additional security as a condition of not doing so. The lenders under our Hayfin Facility may also require replacement or additional security if the fair market value of the jack-up rigs over which security is provided is insufficient to meet our market value-to-loan covenant. As of December 31, 2019, we were in compliance with the covenants and our obligations under the Hayfin Facility agreement.

As of December 31, 2019, “Saga”, “Skald” and “Thor” were pledged as collateral for the $195 million Hayfin loan facility. Total book value of the encumbered rigs was $381.8 million as of December 31, 2019.

Syndicated Senior Secured Credit Facilities

On June 25, 2019, we entered into a $450 million senior secured credit facilities agreement with DNB Bank ASA, Danske Bank, Citibank N.A., Jersey Branch and Goldman Sachs Bank USA, as lenders, among others (consisting of a $230 million credit facility, $50 million newbuild facility, $70 million for the issuance of guarantees and other trade finance instruments as required in the ordinary course of business and, assuming certain conditions are met, a $100 million incremental facility), secured by mortgages over six of our jack-up rigs and, when delivered, one of our newbuild jack-up rigs under construction, pledges over shares of and related guarantees from certain of our rig-owning subsidiaries who provide this security as owners of the mortgaged rigs and general assignments of rig insurances, certain rig earnings, charters, intragroup loans and management agreements from our related rig-owning subsidiaries. In connection with the drawdown of the $100 million incremental facility, two additional jack-up rigs will be mortgaged as security, in addition to assignments, pledges and guarantees from the related rig-owning subsidiaries that are identical to those described in the preceding sentence, and we are obligated to repay any amounts outstanding under our New Bridge Facility. Our Syndicated Facility matures in June 2022 and bears interest at a rate of LIBOR plus a specified margin. The $50 million newbuild facility will be available to draw upon delivery of the newbuild rig “Tivar”, and the $100 million incremental facility will be available to draw upon repayment of the New Bridge Revolving Credit Facility. As of December 31, 2019, $10 million remained undrawn under our Syndicated Senior Secured Credit Facility.

Our Syndicated Facility agreement contains various financial covenants, including requirements that we maintain a minimum book equity ratio of 33.3%, positive working capital, a debt service cover ratio in excess of 1.25x our interest and related expenses, from the end of 2020, and minimum liquidity equal to the greater of $50 million and 3% of net interest-bearing debt. Our Syndicated Facility agreement also contains a loan to value clause requiring that the fair market value of our rigs shall at all times cover at least 175% of the aggregate outstanding facility amount and any undrawn and uncancelled part of the facility. The Syndicated Facility agreement also contains various covenants, including, among others, restrictions on incurring additional indebtedness and entering into joint ventures; covenants subjecting dividends to certain conditions which, if not met, would require the approval of our lenders prior to the distribution of any dividend; restrictions on the repurchase of our shares; restrictions on changing the general nature of our business; and restrictions on removing Tor Olav Trøim from our Board. Furthermore, Tor Olav Trøim is required to maintain ownership of at least six million shares (subject to adjustment for certain transactions). Our Syndicated Facility agreement also contains customary events of default which include non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the Syndicated Facility agreement or security documents or jeopardize the security provided thereunder. If there is an event of default, the lenders may have the right to declare a default or may seek to negotiate changes to the covenants and/or require additional security as a condition of not doing so. The lenders may also require replacement or additional security if the fair market value of the jack-up rigs over which security is provided is insufficient to meet our market value-to-loan covenant. In addition, our Syndicated Facility contains a “Most Favored Nation” clause giving the lenders a right to amend the financial covenants to reflect any more lender-favourable covenants in any other agreement pursuant to which loan or guarantee facilities are provided to us, including amendments to our Financing Arrangements. As of December 31, 2019, we were in compliance with the covenants and our obligations under the Syndicated Facility agreement.

As of December 31, 2019, “Frigg”, “Idun”, “Norve”, “Prospector 1”, “Prospector 5” and “Mist” were pledged as collateral for the $450 million Syndicated Senior Secured Credit Facilities. Total book value of the encumbered rigs was $568.8 million as of December 31, 2019.

New Bridge Revolving Credit Facility

On June 25, 2019, we entered into a $100 million senior secured revolving loan facility agreement with DNB Bank ASA and Danske Bank, as lenders, secured by mortgages over two of our jack-up rigs, assignments of intra-group loans, rig insurances and certain rig earnings and pledges over shares of and related guarantees from certain of our rig-owning subsidiaries who provide this security as owners of the mortgaged rigs. Our New Bridge Facility matures in June 2022 and bears interest at a rate of LIBOR plus a variable margin. In the third quarter $50 million was repaid and transferred from the $100 million New Bridge Revolving Credit Facility into the $100 million incremental facility. As of December 31, 2019, $25 million remained undrawn under our New Bridge Facility.

Our New Bridge Facility agreement contains various financial covenants, including requirements that we maintain a minimum book equity ratio of 33.3%, positive working capital, a debt service cover ratio in excess of 1.25x our interest and related expenses, from the end of 2020, and minimum liquidity equal to the greater of $50 million and 3% of net interest-bearing debt. Our New Bridge Facility agreement also contains a loan to value clause requiring that the fair market value of our rigs shall at all times cover at least 175% of the aggregate outstanding facility amount and any undrawn and uncancelled part of the facility. The agreement also contains various covenants, including, among others, restrictions on incurring additional indebtedness and entering into joint ventures; covenants requiring the approval of our lenders prior to the distribution of any dividends; and restrictions on the repurchase of our shares; restrictions on changing the general nature of our business; restrictions on removing Tor Olav Trøim from our Board. Furthermore, Tor Olav Trøim is required to maintain ownership of at least six million shares (subject to adjustment for certain transactions). Our New Bridge Facility agreement also contains customary events of default which include non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the New Bridge Facility agreement or security documents or jeopardize the security provided thereunder. If there is an event of default, the lenders may have the right to declare a default or may seek to negotiate changes to the covenants and/or require additional security as a condition of not doing so. The lenders may also require replacement or additional security if the fair market value of the jack-up rigs over which security is provided is insufficient to meet our market value-to-loan covenant. In addition, our New Bridge Facility contains a “Most Favored Nation” clause giving the lenders a right to amend the financial covenants to reflect any more lender-favorable covenants in any other agreement pursuant to which loan or guarantee facilities are provided to us, including amendments to our Financing Arrangements. As of December 31, 2019, we were in compliance with the covenants and our obligations under the New Bridge Facility agreement.

As of December 31, 2019, “Odin” and “Ran” were pledged as collateral for the $100 million New Bridge Revolving Credit Facility. Total book value of the encumbered rigs was $158.3 million as of December 31, 2019.

Convertible Bonds

In May 2018 we raised $350.0 million through the issuance of our Convertible Bonds, which mature in 2023. The initial conversion price (which is subject to adjustment) is $33.4815 per share, for a total of 10,453,612 shares. The Convertible Bonds have a coupon of 3.875% per annum payable semi-annually in arrears in equal installments. The terms and conditions governing our Convertible Bonds contain customary events of default, including failure to pay any amount due on the bonds when due, and certain restrictions, including, among others, restrictions on our ability and the ability of our subsidiaries to incur secured capital markets indebtedness. The Company has entered into Call Spreads to mitigate potential effects of a conversion (see note 18).

As of December 31, 2019, we were in compliance with the covenants and our obligations under our Convertible Bonds.

Our Delivery Financing Arrangements

In addition to three jack-up rigs which we have taken delivery of against full payment from Keppel, we have contracts with Keppel to purchase seven jack-up rigs under construction. We have the option to accept delivery financing for two of the jack-up rigs to be delivered from Keppel. For five of our newbuild jack-up rigs under construction and nine additional jack-up rigs which have been delivered from PPL, we have agreed to accept and accepted, respectively, delivery financing from PPL and Keppel subject to the terms described below:

PPL Newbuild Financing

In October 2017, we agreed to acquire nine premium “Pacific Class 400” jack-up rigs from PPL (the “PPL Rigs”). We accepted delivery of all nine of the PPL Rigs as of December 31, 2019. In connection with delivery of the PPL Rigs, our rig-owning subsidiaries as buyers of the PPL Rigs agreed to accept delivery financing for a portion of the purchase price equal to $87.0 million per jack-up rig (the “PPL Financing”).

The PPL Financing for each PPL Rig is an interest-bearing secured seller’s credit, guaranteed by the Company which matures on the date falling 60 months from the delivery date of the respective PPL Rig.

The PPL Financing for each respective PPL Rig is secured by a mortgage on such PPL Rig and an assignment of the insurances in respect of such PPL Rig. The PPL Financing also contains various covenants and the events of default include non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the PPL Financing agreements or security documents, or jeopardize the security. In addition, each rig-owning subsidiary is subject to covenants which management considered to be customary in a transaction of this nature.

As of December 31, 2019, we had $782.6 million (2018: $695.7 million) of PPL Financing outstanding and were in compliance with the covenants and our obligations under the PPL Financing agreements.

As of December 31, 2019, Galar, Gerd, Gersemi, Grid, Gunnlod, Groa, Gyme, Natt and Njord were pledged as collateral for the PPL financing. Total book value for the encumbered rigs was $1,326.7 million as of December 31, 2019.

Keppel Newbuild Financing

In May 2018, we agreed to acquire five premium KFELS B class jack-up rigs, three completed and two under construction from Keppel (the “Keppel Rigs”). As of December 31, 2019, four Keppel Rigs remain to be delivered. In connection with delivery of the Keppel Rigs, Keppel has agreed to extend delivery financing for a portion of the purchase price equal to $90.9 million per jack-up rig (the “Keppel Financing”). Separately from the Keppel Financing described below, we may exercise an option to accept delivery financing from Keppel with respect to two additional newbuild jack-up rigs, “Vale” and “Var,” acquired in connection with the Transocean Transaction (see note 32 subsequent events). We will, prior to delivery of each jack-up rig from Keppel, consider available alternatives to such financing.

The Keppel Financing for each Keppel Rig is an interest-bearing secured facility from the lender thereunder (an affiliate of Keppel), guaranteed by the Company which will be made available on delivery of each Keppel Rig and matures on the date falling 60 months from the delivery date of each respective Keppel Rig.

The Keppel Financing for each respective Keppel Rig will be secured by a mortgage on such Keppel Rig, assignments of earnings and insurances and a charge over the shares of the rig-owning subsidiary which holds each such Keppel Rig. The Keppel Financing agreements also contain a loan to value clause requiring that the fair market value of our rigs shall at all times be at least 130% of the loan and also contains various covenants, including, among others, restrictions on incurring additional indebtedness. Each Keppel Financing agreement also contains events of default which include non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the Keppel Financing agreements or security documents, or jeopardize the security.

As of December 31, 2019, we had $90.9 million (2018: $nil million) in Keppel Financing outstanding and were in compliance with our covenants and obligations under the Keppel Financing agreements.

As of December 31, 2019, Hermod was pledged as collateral for the Keppel financing. Total book value for the encumbered rig was $150.9 million as of December 31, 2019.

$200 million senior secured revolving loan facility

In May 2018, we entered into a $200 million senior secured revolving loan facility agreement with DNB Bank ASA (the “DNB Revolving Credit Facility”) secured by mortgages over five of our jack-up rigs, assignments of rig insurances, pledges over shares and related guarantees from certain of our rig-owning subsidiaries who provide this security as owners of the mortgaged rigs. As of December 31, 2018, $70 million remained undrawn under our DNB Revolving Credit Facility. The DNB Revolving Credit Facility agreement contained various financial covenants, including requirements that we maintain a minimum book equity ratio of 40%, positive working capital and minimum liquidity equal to the greater of $50 million and 5% of net interest-bearing debt. Our DNB Revolving Credit Facility Agreement also contained a loan to value clause requiring that the fair market value of our rigs shall at all times cover at least 175% of the aggregate outstanding facility amount and any undrawn and uncancelled part of the facility. The facility also contained various covenants, including, among others, restrictions on incurring additional indebtedness and entering into joint ventures; restrictions on paying dividends; and restrictions on the repurchase of our shares; restrictions on changing the general nature of our business; and restrictions on removing Tor Olav Trøim from our Board. Furthermore, Tor Olav Trøim was required to maintain ownership of at least six million shares (subject to adjustment for certain transactions). The DNB Revolving Credit Facility agreement also contained events of default which included non-payment, cross default, breach of covenants, insolvency and changes which were likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the DNB Revolving Credit Facility agreement or security documents or jeopardize the security provided thereunder. If there was an event of default, DNB Bank ASA may have the right to declare a default or may seek to negotiate changes to the covenants and/or require additional security as a condition of not doing so. DNB Bank ASA may also require replacement or additional security if the fair market value of the jack-up rigs over which security is provided is insufficient to meet our market value-to-loan covenant.

In January 2019, we executed an amendment to the DNB Revolving Credit Facility agreement which allowed us to procure the issuance of guarantees as required in the ordinary course of business, typically for bid bonds, import bonds and performance bonds, up to an aggregate amount of $30 million. Our obligations to reimburse the bank for any payment made under such guarantees were secured by the guarantees, security over the rigs, insurances and shares provided under the DNB Revolving Credit Facility agreement. This amendment replaced the cash collateral required by the common terms agreement with DNB Bank ASA, which we refer to as the Guarantee Facility.

Interest

Average interest rate for all our interest-bearing debt was 6.17% for the year ended December 31, 2019 (2018: 5.84%).

Amendment of bank facility covenants

On January 2, 2020, we announced an amendment to our bank facility covenants, adjusting the minimum book equity ratio from 40% to 33.3% and the minimum free liquidity covenant from 4% to 3% of Net Interest-Bearing Debt. The amendments were effective from December 31, 2019.